Related Party Transactions - Schedule of the Amounts Due from/to Related Parties (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Amounts due from related parties
Total	¥ 64,802	$ 9,931	¥ 51,936
Less: expected credit loss provision	(299)
Amounts due to related parties
Total	95,457	$ 14,629	79,032
JOYY Inc [Member]
Amounts due from related parties
Total	4,913		10,807
Tencent Holdings Limited [Member]
Amounts due from related parties
Total	59,832		41,129
Amounts due to related parties
Total	85,304		78,832
Other Related Party [Member]
Amounts due from related parties
Total	356
Amounts due to related parties
Total	¥ 10,153		¥ 200